INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES [abstract]
INCOME TAXES [Text Block]

9. INCOME TAXES

Income tax expense differs from the amount that would result from applying Canadian income tax rates to earnings before income taxes. These differences result from the following items:

	Year ended
	December 31,	December 31,
	2024	2023
Loss before income taxes	$(5,424)	$(4,476)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	(1,464)	(1,209)
Difference between Canadian and foreign tax rate	(128)	(323)
Permanent differences	890	1,490
Changes in unrecognized deferred tax assets	761	814
Other adjustments	(7)	589
Total income tax expense	$52	$1,361

Current income tax expense	$52	$1,227
Deferred income tax expense	$-	$134

The composition of the Company's net deferred income tax liability that has been recognized is as follows:

	As at
	December 31,	December 31,
	2024	2023
Deferred tax assets:
Mineral expenditures and capital assets	$2,060	$3,184
Share issue costs	455	828
Non-capital losses and others	12,651	9,609
	15,166	13,621
Unrecognized deferred tax assets	(10,688)	(12,696)
Deferred tax liabilities	(4,909)	(1,356)
Net deferred income tax liabilities	$(431)	$(431)

Deferred income tax assets	$105	$105
Deferred income tax liabilities	$(536)	$(536)

The Company's significant temporary differences, unused tax credits, and unused tax losses that have not been recognized as deferred income tax assets as at December 31, 2024, are as follows:

	Mineral
	expenditures		Non-capital
	and other	Share issue	losses and
	capital assets	costs	others	Total
Expiry 2026 to 2043	$-	$1,684	$24,248	$25,932
No expiry date	$10,795	$-	$6,536	$17,331

Tax attributes are subject to review, and potential adjustments, by tax authorities.